STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Australia - 6.1%
BHP Group	40,700		951,835
National Australia Bank	85,660		1,004,393
Suncorp Group	11,400		70,215
Wesfarmers	157,360		4,194,420
Westpac Banking	209,080	[a]	2,370,387
			8,591,250
Canada - 6.3%
Canadian Natural Resources	60,100		1,097,807
Manulife Financial	82,200		1,020,895
Royal Bank of Canada	55,040		3,570,994
The Toronto-Dominion Bank	74,760		3,202,487
			8,892,183
China - 7.8%
Alibaba Group Holding, ADR	10,700	[a]	2,219,073
Bank of China, Cl. H	3,314,270		1,217,293
Guangzhou R&F Properties, Cl. H	2,553,480		3,168,411
Industrial & Commercial Bank of China, Cl. H	905,570		587,543
KWG Group Holdings	448,140	[a]	630,513
Tencent Holdings	36,760		1,959,361
Zhejiang Expressway, Cl. H	1,731,390		1,219,471
			11,001,665
Czech Republic - 1.1%
CEZ	77,280		1,519,624
Finland - 3.2%
Fortum	125,900		2,415,710
Nordea Bank	120,910	[a]	820,548
Sampo, Cl. A	36,600		1,310,635
			4,546,893
France - 4.5%
AXA	167,420		3,063,823
Eutelsat Communications	25,140		250,913
Sanofi	9,500		926,493
Total	45,010		1,692,309
Unibail-Rodamco-Westfield	6,980		371,507
			6,305,045
Germany - 3.1%
Allianz	5,790		1,050,611
Bayer	5,100		340,665

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Germany - 3.1% (continued)
Deutsche Post	24,840	[a]	769,514
Deutsche Telekom	27,200		422,166
HOCHTIEF	2,700		236,522
METRO	165,800		1,549,828
			4,369,306
Greece - 1.0%
OPAP	151,400		1,417,699
Hong Kong - 1.9%
Nine Dragons Paper Holdings	896,340		785,484
PCCW	1,647,960		905,374
Yue Yuen Industrial Holdings	723,690		1,047,472
			2,738,330
Italy - 1.3%
Eni	200,620		1,819,819
Japan - 14.6%
Aozora Bank	52,400		974,993
Canon	71,520		1,466,790
Honda Motor	39,990		1,034,537
ITOCHU	215,450		4,624,195
Japan Airlines	35,860		705,671
Mitsubishi	41,540		970,373
Mitsui & Co.	67,260		1,021,673
MS&AD Insurance Group Holdings	62,390		1,834,301
Nissan Motor	393,560		1,465,934
Sumitomo	69,310		835,832
Takeda Pharmaceutical	100,980		3,931,924
Tokyo Electron	6,630		1,325,385
Toyota Motor	6,590		413,479
			20,605,087
Luxembourg - 1.5%
RTL Group	63,870	[a]	2,166,422
Macau - 2.0%
Sands China	697,290		2,742,035
Malaysia - .6%
AirAsia	4,356,540	[a]	694,153
British American Tobacco Malaysia	65,950		168,110
			862,263
Netherlands - 1.5%
Aegon	47,280	[a]	127,095
NN Group	13,300	[a]	412,255
Royal Dutch Shell, Cl. A	96,730		1,515,620
Royal Dutch Shell, Cl. B	501		7,645
			2,062,615

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
New Zealand - 2.6%
Auckland International Airport	128,730		519,906
Spark New Zealand	1,134,960		3,119,861
			3,639,767
Russia - 3.9%
Novolipetsk Steel	809,980		1,591,201
Severstal	293,700		3,911,509
			5,502,710
Singapore - 2.8%
Ascendas Real Estate Investment Trust	885,730		1,970,373
DBS Group Holdings	36,930		510,817
Singapore Telecommunications	832,120		1,471,329
			3,952,519
South Africa - 2.9%
Fortress REIT, Cl. B	663,915		86,865
Growthpoint Properties	840,270		600,016
Kumba Iron Ore	99,410		2,687,777
MTN Group	4,950	[b]	15,287
Resilient REIT	25,574		55,046
The Foschini Group	186,300		665,524
			4,110,515
South Korea - 2.0%
KT&G	28,600		1,940,466
Samsung Electronics	21,300		874,542
			2,815,008
Spain - 3.5%
ACS Actividades de Construccion y Servicios	71,700		1,838,672
Banco Santander	1,059,110	[a]	2,409,704
Telefonica	154,100		727,084
			4,975,460
Sweden - .3%
Telia	123,800		425,559
Switzerland - 5.3%
Nestle	20,930		2,266,078
Novartis	25,250		2,188,912
Roche Holding	2,381		826,502
Zurich Insurance Group	6,555		2,120,816
			7,402,308
Taiwan - 6.8%
Asustek Computer	368,490		2,585,410
Globalwafers	98,390	[a]	1,186,441
Nan Ya Plastics	542,050		1,137,425
Taiwan Cement	1,559,866	[a]	2,213,291
Taiwan Semiconductor Manufacturing	213,520		2,079,517

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Taiwan - 6.8% (continued)
Transcend Information		155,880		365,051
Uni-President Enterprises		8,320	[a]	20,190
				9,587,325
United Arab Emirates - .6%
Dubai Islamic Bank		803,988		778,150
United Kingdom - 11.4%
AstraZeneca		5,434		577,766
BP		724,330		2,750,491
British American Tobacco		64,830		2,563,828
GlaxoSmithKline		144,370		2,989,863
Imperial Brands		221,940		4,033,999
Legal & General Group		497,890		1,229,900
Rio Tinto		4,150		222,444
SSE		82,050		1,263,890
Tesco		124,200		351,467
				15,983,648
Total Common Stocks (cost $153,572,507)				138,813,205

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $225,228)	0.21	225,228	[c]	225,228
Total Investments (cost $153,797,735)		98.7%		139,038,433
Cash and Receivables (Net)		1.3%		1,787,596
Net Assets		100.0%		140,826,029

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $15,132 and the value of the collateral was $225,228.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	11,111,256	127,701,949	††	-	138,813,205
Investment Companies	225,228	-		-	225,228
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	438		-	438
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(8,688)		-	(8,688)

† See Statement of Investments for additional detailed categorizations, if any.

† † Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Equity Income Fund

May 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs
South African Rand	12,702,812	United States Dollar	732,181	6/1/2020	(8,688)
UBS Securities
United States Dollar	105,903	South African Rand	1,851,908	6/2/2020	438
Gross Unrealized Appreciation					438
Gross Unrealized Depreciation					(8,688)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized depreciation on investments was $14,759,302, consisting of $10,076,574 gross unrealized appreciation and $24,835,876 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.